Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue
5.	REVENUE
The opening and closing balances of the Company’s receivables, contract assets and contract liabilities from contracts with customers are as follows (in thousands):

	March 31, 2022	December 31, 2021
Accounts receivables-net of allowances	$76,746	$78,793
Deferred contract costs	15,645	15,069
Long-term deferred contract costs	21,303	22,117
Other assets (accounts receivable, non-current)	12,186	8,622
Deferred revenues	33,395	31,042
Other liabilities (deferred revenues, non-current)	1,505	1,574
A summary of the activity impacting deferred revenue balances during the three months ended March 31, 2022 and 2021, is presented below (in thousands):

	For the Three Months Ended March 31,
	2022	2021
Balance at beginning of period	$32,615	$28,515
Revenue recognized 1	(89,432)	(80,963)
Additional amounts deferred 1	91,717	82,557

Balance at end of period	$34,900	$30,109

Classified as:
Current	$33,395	$28,100
Non-current	1,505	2,009

Total deferred revenue	$34,900	$30,109

1	Amounts include total revenue deferred and recognized during each respective period.
The Company may occasionally recognize an adjustment in revenue in the current period for performance obligations partially or fully satisfied in the previous periods resulting from changes in estimates for the transaction price, including any changes to the Company’s assessment of whether an estimate of variable consideration is constrained. For the three months ended March 31, 2022 and 2021, the impact on revenue recognized in the current period, from performance obligations partially or fully satisfied in the previous period, was not significant.
A summary of the activity impacting the deferred contract costs during the three months ended March 31, 2022 and 2021 is presented below (in thousands):

	For the Three Months Ended March 31,
	2022	2021
Balance at beginning of period	$37,186	$26,306
Costs amortized	(4,221)	(3,705)
Additional amounts deferred	3,983	3,953

Balance at end of period	$36,948	$26,554

Classified as:
Current	$15,645	$11,876
Non-current	21,303	14,678

Total deferred contract costs	$36,948	$26,554

4.	REVENUE
On January 1, 2019, the Company adopted Topic 606, applying the modified retrospective method to all contracts that were not completed as of that date. There was no impact to revenue for the year ended December 31, 2019 as a result of adopting Topic 606.
The opening and closing balances of the Company’s receivables, contract assets and contract liabilities from contracts with customers are as follows (in thousands):

	December 31, 2021	December 31, 2020	December 31, 2019	January 1, 2019
Accounts receivables-Net of allowances	$78,793	$74,107	$63,613	$59,252
Deferred contract costs	15,069	11,917	10,807	6,526
Long-term deferred contract costs	22,117	14,389	12,463	9,432
Deferred revenues	31,042	26,514	25,096	22,787
Other liabilities (deferred revenues, non-current)	1,574	2,001	1,160	—
A summary of the activity impacting deferred revenue balances during the years ended December 31, 2021, 2020 and 2019, is presented below (in thousands):

	Year Ended December 31,
	2021	2020	2019
Balance at beginning of period	$28,515	$26,256	$22,787
Revenue recognized 1	(334,524)	(305,812)	(283,383)
Additional amounts deferred 1	338,625	308,071	286,852

Balance at end of period	$32,616	$28,515	$26,256

Classified as:
Current	$31,042	$26,514	$25,096
Non-current	1,574	2,001	1,160

Total deferred revenue	$32,616	$28,515	$26,256

1	Amounts include total revenue deferred and recognized during each respective period.
The Company may occasionally recognize an adjustment in revenue in the current period for performance obligations partially or fully satisfied in the previous periods resulting from changes in estimates for the transaction price, including any changes to the Company’s assessment of whether an estimate of variable consideration is constrained. For the years ended December 31, 2021, 2020 and 2019, the impact on revenue recognized in the current period, from performance obligations partially or fully satisfied in the previous period, was not significant.
A summary of the activity impacting the deferred contract costs during the years ended December 31, 2021, 2020 and 2019 is presented below (in thousands):

	Year Ended December 31,
	2021	2020	2019
Balance at beginning of period	$26,306	$23,270	$—
Adoption of ASC 606	—	—	15,958
Costs amortized	(15,384)	(12,446)	(9,375)
Additional amounts deferred	26,264	15,482	16,687

Balance at end of period	$37,186	$26,306	$23,270

Classified as:
Current	$15,069	$11,917	$10,807
Non-current	22,117	14,389	12,463

Total deferred contract costs	$37,186	$26,306	$23,270